Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the accompanying financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Since inception, the Company has incurred net losses and negative cash flows from operations. At December 31, 2013, the Company had a deficit accumulated during the development stage of $53.7 million and working capital of $10.3 million. The Company expects to continue to incur losses from costs related to the continuation of research and development and administrative activities for the foreseeable future. Although management has been successful in raising capital in the past, most recently in February 2014, there can be no assurance that the Company will be successful or that any needed financing will be available in the future at terms acceptable to the Company.

Segments

Segments

The Company operates in one segment. Management uses one measurement of profitability and does not segregate its business for internal reporting. All long-lived assets are maintained in the United States of America.

Unaudited Pro Forma Stockholders' Equity

Unaudited Pro Forma Stockholders’ Equity

The December 31, 2013 unaudited pro forma stockholders’ equity has been prepared assuming immediately upon completion of the Company’s initial public offering: (i) the automatic conversion of all outstanding shares of preferred stock into shares of common stock; (ii) the automatic net exercise of the convertible preferred warrants to purchase convertible preferred stock and the related reclassification of the convertible preferred warrant liability to additional paid-in-capital. The unaudited pro forma stockholders’ equity does not assume any proceeds from the proposed initial public offering, nor does it assume the impact of the preferred stock financings, which occurred in February 2014 as more fully described in Note 16.

Concentration of credit risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. All of the Company’s cash and cash equivalents are held at four financial institutions that management believes are of high credit quality. Such deposits may, at times, exceed federally insured limits.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. All of the Company’s cash and cash equivalents are held at one financial institution that management believes is of high credit quality. Such deposits may, at times, exceed federally insured limits.

Risk and Uncertainties

Risk and Uncertainties

The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, uncertainty of results of clinical trials and reaching milestones, uncertainty of regulatory approval of the Company’s potential drug candidates, uncertainty of market acceptance of the Company’s products, competition from substitute products and larger companies, securing and protecting proprietary technology, strategic relationships and dependence on key individuals and sole source suppliers.

Products developed by the Company require clearances from the U.S. Food and Drug Administration (“FDA”) or other international regulatory agencies prior to commercial sales. There can be no assurance that the products will receive the necessary clearances. If the Company was denied clearance, clearance was delayed or the Company was unable to maintain clearance, it could have a materially adverse impact on the Company.

The Company expects to incur substantial operating losses for the next several years and will need to obtain additional financing in order to complete clinical studies and launch and commercialize any product candidates for which it receives regulatory approval. There can be no assurance that such financing will be available or will be at terms acceptable by the Company.

Risk and Uncertainties

The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, uncertainty of results of clinical trials and reaching milestones, uncertainty of regulatory approval of the Company’s potential drug candidates, uncertainty of market acceptance of the Company’s products, competition from substitute products and larger companies, securing and protecting proprietary technology, strategic relationships and dependence on key individuals and sole source suppliers.

Products developed by the Company require clearances from the U.S. Food and Drug Administration (“FDA”) or other international regulatory agencies prior to commercial sales. There can be no assurance that the products will receive the necessary clearances. If the Company was denied clearance, clearance was delayed or the Company was unable to maintain clearance, it could have a materially adverse impact on the Company.

The Company expects to incur substantial operating losses for the next several years and will need to obtain additional financing in order to complete clinical studies and launch and commercialize any product candidates for which it receives regulatory approval. There can be no assurance that such financing will be available or will be at terms acceptable by the Company.

Cash and cash equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At September 30, 2014 the Company’s cash and cash equivalents were held in four institutions in the United States and include deposits in money market funds which were unrestricted as to withdrawal or use. At December 31, 2013, the Company’s cash and cash equivalents were held in an institution in the United States and include deposits in a money market fund which was unrestricted as to withdrawal or use. Included in cash and cash equivalents at September 30, 2014 and December 31, 2013 was approximately $0.1 million of restricted cash held by a bank as security for the Company’s credit cards.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At December 31, 2012 and 2013, the Company’s cash and cash equivalents were held in an institution in the U.S. and include deposits in a money market fund which was unrestricted as to withdrawal or use.

Restricted Cash		Restricted Cash Restricted cash at December 31, 2012 and 2013 comprise cash balances held by a bank as security for the Company’s credit cards.
Property and equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, generally between three and five years. Leasehold improvements are amortized on a straight-line basis over the lesser of their useful life or the term of the lease. Maintenance and repairs are charged to expense as incurred, and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheet and any resulting gain or loss is reflected in operations in the period realized.

Property and Equipment, Net

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, generally between three and five years. Leasehold improvements are amortized on a straight-line basis over the lesser of their useful life or the term of the lease. Maintenance and repairs are charged to expense as incurred, and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheet and any resulting gain or loss is reflected in operations in the period realized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by the comparison of the carrying amount to the undiscounted future net cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value (i.e. determined through estimating projected discounted future net cash flows or other acceptable methods of determining fair value) arising from the asset. There have been no such impairments of long-lived assets as of September 30, 2014, December 31, 2013, or the cumulative period from December 10, 2008 (date of inception) to September 30, 2014.

Impairment of Long-Lived Assets

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by the comparison of the carrying amount to the future net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value (i.e. determined through estimating projected discounted future net cash flows or other acceptable methods of determining fair value) arising from the asset. There have been no such impairments of long-lived assets as of December 31, 2012 and 2013 and the cumulative period from December 10, 2008 (date of inception) to December 31, 2013.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying value of the Company’s cash and cash equivalents, prepaid expenses and other current assets, accounts payable and accrued liabilities approximate fair value due to the short-term nature of these items. Convertible preferred stock call option liability and convertible preferred stock warrant liability were carried at fair value.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

Level I	Unadjusted quoted prices in active markets for identical assets or liabilities;

Level II	Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level III	Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company’s financial instruments consist of Level I assets and Level III liabilities. Level I securities are comprised of a highly liquid money market fund. Level III liabilities that are measured at fair value on a recurring basis consist of convertible preferred stock warrant liability and convertible preferred stock call option liability. The fair values of these instruments are measured using an option pricing model. Inputs used to determine estimated fair market value include the estimated fair value of the underlying stock at the valuation measurement date, the remaining expected term of the instrument, risk-free interest rates, expected dividends and the expected volatility.

Fair Value of Financial Instruments

The carrying value of the Company’s cash and cash equivalents, other receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, and convertible notes payable approximate fair value due to the short-term nature of these items. Convertible preferred stock call option liability and convertible preferred stock warrant liability are carried at fair value. Based on the borrowing rates currently available to the Company for debt with similar terms and consideration of default and credit risk, the carrying value of the convertible notes payable approximates their fair value.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

Level I	Unadjusted quoted prices in active markets for identical assets or liabilities;

Level II	Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level III	Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company’s financial instruments consist of Level I assets and Level III liabilities. Level I securities is comprised of a highly liquid money market fund. Level III liabilities that are measured at fair value on a recurring basis consist of convertible preferred stock warrant liability and convertible preferred stock call option liability. The fair values of these instruments are measured using an option pricing model. Inputs used to determine estimated fair market value include the estimated fair value of the underlying stock at the valuation measurement date, the remaining expected term of the instrument, risk-free interest rates, expected dividends and the expected volatility.

Preclinical and Clinical Trial Accruals

Preclinical and Clinical Trial Accruals

The Company’s clinical trial accruals are based on estimates of patient enrollment and related costs at clinical investigator sites as well as estimates for the services received and efforts expended pursuant to contracts with multiple research institutions and clinical research organizations (“CROs”) that conduct and manage clinical trials on the Company’s behalf.

The Company estimates preclinical and clinical trial expenses based on the services performed, pursuant to contracts with research institutions and clinical research organizations that conduct and manage preclinical studies and clinical trials on its behalf. In accruing service fees, the Company estimates the time period over which services will be performed and the level of patient enrollment and activity expended in each period. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly. Payments made to third parties under these arrangements in advance of the receipt of the related services are recorded as prepaid expenses until the services are rendered.

Preclinical and Clinical Trial Accruals

The Company’s clinical trial accruals are based on estimates of patient enrollment and related costs at clinical investigator sites as well as estimates for the services received and efforts expended pursuant to contracts with multiple research institutions and clinical research organizations (“CROs”) that conduct and manage clinical trials on the Company’s behalf.

The Company estimates preclinical and clinical trial expenses based on the services performed, pursuant to contracts with research institutions and clinical research organizations that conduct and manage preclinical studies and clinical trials on its behalf. In accruing service fees, the Company estimates the time period over which services will be performed and the level of patient enrollment and activity expended in each period. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly. Payments made to third parties under these arrangements in advance of the receipt of the related services are recorded as prepaid expenses until the services are rendered.

Convertible Preferred Stock Warrants

Convertible Preferred Stock Warrants

The Company accounted for its convertible preferred stock warrants as liabilities based upon the characteristics and provisions of each instrument. Convertible preferred stock warrants classified as derivative liabilities were recorded on the Company’s balance sheet at their fair value on the date of issuance and revalued on each subsequent balance sheet, with fair value changes recognized as increases or reductions to other income (expense), net in the condensed statements of operations.

Prior to the IPO in March 2014, the Company had outstanding warrants which were classified as a liability and remeasured to fair value each reporting period. The Company had estimated the fair value of these liabilities using an option pricing model and assumptions that were based on the individual characteristics of the warrants on the valuation date, as well as assumptions for expected volatility, expected life, dividends, and risk-free interest rate. Immediately prior to the completion of the Company’s IPO in March 2014, all of the warrants were either exercised for cash or automatically net exercised for a total issuance of 158,179 shares of common stock, pursuant to the terms of the warrants. Just prior to the exercises, all outstanding warrants, covering 173,910 shares, were remeasured using the intrinsic value of the warrant computed as the difference between the $21.00 per share IPO price and the $5.17 per share exercise price of the warrant. The remeasurement of the fair value of these warrants from December 31, 2013 through the date of the conversion to a common stock warrant and following exercise resulted in a $2.3 million expense recorded to other income (expense), net in our condensed statement of operations. The resulting fair value of approximately $2.8 million was reclassified to additional paid in capital upon completion of the IPO.

Convertible Preferred Stock Warrants

The Company accounts for its convertible preferred stock warrants as liabilities based upon the characteristics and provisions of each instrument. Convertible preferred stock warrants classified as derivative liabilities are recorded on the Company’s balance sheet at their fair value on the date of issuance and are revalued on each subsequent balance sheet, with fair value changes recognized as increases or reductions to other income (expense), net in the statements of operations. The Company estimates the fair value of these liabilities using an option pricing model and assumptions that are based on the individual characteristics of the warrants on the valuation date, as well as assumptions for expected volatility, expected life, dividends, and risk-free interest rate. The Company will continue to adjust the liability for changes in fair value of these warrants until the earlier of: (i) exercise of warrants; (ii) expiration of warrants; (iii) a change of control of the Company; or (iv) the consummation of the Company’s initial public offering.

Convertible Preferred Stock Call Option

Convertible Preferred Stock Call Option

The Company determined that the Company’s obligation to issue, and the investors’ obligation to purchase, additional shares of the Company’s convertible preferred stock represented a freestanding financial instrument. The freestanding convertible preferred stock call option liability was initially recorded at fair value, with fair value changes recognized as increases or reductions to other income (expense), net in the condensed statement of operations. At the time of the deemed exercise of the call option, the remaining value of the option was reclassified to additional paid in capital. Immediately prior to the Series D-2 financing completed in February 2014, the Company remeasured the fair value of the preferred stock call option liability associated with the Series D convertible preferred stock financing and recorded other expense of approximately $9.6 million in the condensed statement of operations. Fair value was computed using a discount from the Company’s public offering price less the liquidation value of the underlying Series D convertible preferred stock.

Convertible Preferred Stock Call Option

The Company has determined that the Company’s obligation to issue, and the investors’ obligation to purchase, additional shares of the Company’s convertible preferred stock represents a freestanding financial instrument. The freestanding convertible preferred stock call option liability is initially recorded at fair value, with fair value changes recognized as increases or reductions to other income (expense), net in the statements of operations. At the time of the exercise of the call option, any remaining value of the option is recorded as a capital transaction.

Convertible Preferred Stock

Convertible Preferred Stock

The Company classified the convertible preferred stock as temporary equity on the balance sheets due to certain change in control events that are outside the Company’s control, including liquidation, sale or transfer of the Company, as holders of the convertible preferred stock can cause redemption of the shares. Upon the IPO in March 2014, all of the outstanding shares of convertible preferred stock automatically converted into 15,876,104 shares of common stock.

In February 2014, the Company issued 48,758,857 shares of its Series E convertible preferred stock at a purchase price of $1.128 per share for an aggregate purchase price of approximately $55.0 million. The shares of convertible preferred stock automatically converted into 4,239,984 shares of common stock upon completion of the Company’s IPO. Pursuant to Accounting Standards Codification 470-20, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, to Certain Convertible Instruments, the Company recorded a deemed dividend of approximately $25.6 million, which reflected a beneficial conversion feature on the underlying Series E preferred stock, in connection with the closing of the IPO on March 26, 2014.

Convertible Preferred Stock

The Company has classified the convertible preferred stock as temporary equity in the balance sheets due to certain change in control events that are outside the Company’s control, including liquidation, sale or transfer of the Company, as holders of the convertible preferred stock can cause redemption of the shares.

Research and development

Research and Development

Research and development costs are charged to operations as incurred. Research and development costs include, but are not limited to, payroll and personnel expenses, laboratory supplies, consulting costs, external research and development expenses and allocated overhead, including rent, equipment depreciation, and utilities. Costs to acquire technologies to be used in research and development that have not reached technological feasibility and have no alternative future use are expensed to research and development costs when incurred.

Research and Development

Research and development costs are charged to operations as incurred. Research and development costs include, but are not limited to, payroll and personnel expenses, laboratory supplies, consulting costs, external research and development expenses and allocated overhead, including rent, equipment depreciation, and utilities. Costs to acquire technologies to be used in research and development that have not reached technological feasibility and have no alternative future use are expensed to research and development costs when incurred.

Income taxes

Income Taxes

The Company accounts for income taxes under the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company assesses all material positions taken in any income tax return, including all significant uncertain positions, in all tax years that are still subject to assessment or challenge by relevant taxing authorities.

Assessing an uncertain tax position begins with the initial determination of the position’s sustainability and is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. As of each balance sheet date, unresolved uncertain tax positions must be reassessed, and the Company will determine whether (i) the factors underlying the sustainability assertion have changed and (ii) the amount of the recognized tax benefit is still appropriate. The recognition and measurement of tax benefits requires significant judgment. Judgments concerning the recognition and measurement of a tax benefit might change as new information becomes available.

Income Taxes

The Company accounts for income taxes under the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company assesses all material positions taken in any income tax return, including all significant uncertain positions, in all tax years that are still subject to assessment or challenge by relevant taxing authorities. Assessing an uncertain tax position begins with the initial determination of the position’s sustainability and is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. As of each balance sheet date, unresolved uncertain tax positions must be reassessed, and the Company will determine whether (i) the factors underlying the sustainability assertion have changed and (ii) the amount of the recognized tax benefit is still appropriate. The recognition and measurement of tax benefits requires significant judgment. Judgments concerning the recognition and measurement of a tax benefit might change as new information becomes available.

Stock-Based compensation

Stock-Based Compensation

For stock options granted to employees, the Company recognizes compensation expense for all stock-based awards based on the grant-date estimated fair value. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service period. The fair value of stock options is determined using the Black-Scholes option pricing model. The determination of fair value for stock-based awards on the date of grant using an option pricing model requires management to make certain assumptions regarding a number of complex and subjective variables.

Stock-based compensation expense related to stock options granted to nonemployees is recognized based on the fair value of the stock options, determined using the Black-Scholes option pricing model, as they are earned. The awards generally vest over the time period the Company expects to receive services from the nonemployee.

Stock-based compensation expense, net of estimated forfeitures, is reflected in the condensed statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,		Cumulative Period From December 10, 2008 (Date of Inception) to September 30, 2014
	2014	2013	2014	2013
Operating Expenses
Research and development	$394	$34	$761	$88	$1,130
General and administrative	1,162	21	2,288	56	2,470

Total	$1,556	$55	$3,049	$144	$3,600

Stock-Based Compensation

For stock options granted to employees, the Company recognizes compensation expense for all stock-based awards based on the grant-date estimated fair value. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service period. The fair value of stock options is determined using the Black-Scholes option pricing model. The determination of fair value for stock-based awards on the date of grant using an option pricing model requires management to make certain assumptions regarding a number of complex and subjective variables.

Stock-based compensation expense related to stock options granted to nonemployees is recognized based on the fair value of the stock options, determined using the Black-Scholes option pricing model, as they are earned. The awards generally vest over the time period the Company expects to receive services from the nonemployee.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is defined as a change in equity of a business enterprise during a period, resulting from transactions from non-owner sources. There have been no items qualifying as other comprehensive loss and, therefore, for all periods presented, the Company’s comprehensive loss was the same as its reported net loss.

Comprehensive Loss

Comprehensive loss is defined as a change in equity of a business enterprise during a period, resulting from transactions from non-owner sources. There have been no items qualifying as other comprehensive loss and, therefore, for all periods presented, the Company’s comprehensive loss was the same as its reported net loss.

Net Loss per Share of Common Stock

Net Loss per Share of Common Stock

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, convertible preferred stock, convertible notes payable, stock options and convertible preferred stock warrants are considered to be potentially dilutive securities. Because the Company has reported a net loss for all of the periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.

Net Loss per Share of Common Stock

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, convertible preferred stock, convertible notes payable, stock options and convertible preferred stock warrants are considered to be potentially dilutive securities. Because the Company has reported a net loss for the years ended December 31, 2012 and 2013, diluted net loss per common share is the same as basic net loss per common share for those periods.

Unaudited Pro Forma Net Loss per Share of Common Stock

Unaudited Pro Forma Net Loss per Share of Common Stock

The unaudited pro forma basic and diluted net loss per share reflects the conversion of all outstanding shares as of December 31, 2013 of convertible preferred stock and convertible preferred stock warrants and common stock options, as if the conversion had occurred at the beginning of the period presented or the date of original issuance, if later.

The unaudited pro forma basic and diluted net loss per share amounts do not give effect to the issuance of shares from the planned initial public offering nor do they give effect to potential dilutive securities where the impact would be anti-dilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies and adopted by us as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-10, Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation, or ASU 2014-10, which eliminates the definition of a development stage entity, the development stage presentation and disclosure requirements under ASC 915, Development Stage Entities, and amends provisions of existing variable interest entity guidance under ASC 810, Consolidation. As a result of the changes, the financial statements of entities which meet the former definition of a development stage entity will no longer: (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. Furthermore, ASU 2014-10 clarifies disclosures about risks and uncertainties under ASC Topic 275, Risks and Uncertainties that apply to companies that have not commenced planned principal operations. Finally, variable interest entity rules no longer contain an exception for development stage entities and, as a result, development stage entities will have to be evaluated for consolidation in the same manner as non-development stage entities.

In August 2014, the FASB issued new guidance related to the disclosures around going concern. The new standard provides guidance around management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The Company will apply the guidance and disclosure provisions of the new standard upon adoption.

Under ASU 2014-10, entities are no longer required to apply the presentation and disclosure provisions of ASC 915 during annual periods beginning after December 15, 2014. In addition, the revisions to the consolidation standards are effective for annual periods beginning after December 15, 2015 for public companies and are effective for annual periods beginning after December 15, 2016 for nonpublic entities. Early adoption is permitted for any annual reporting period or interim period for which the entity’s financial statements have not yet been issued (public business entities) or made available for issuance (other entities). The Company is currently evaluating the impact of adopting ASU 2014-10, but does not expect there to be any impact on its financial position, results of operations or cash flows.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies and adopted by us as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2013, the FASB issued guidance which addresses the presentation of amounts reclassified from accumulated other comprehensive income. This guidance does not change current financial reporting requirements, instead an entity is required to cross-reference to other required disclosures that provide additional detail about amounts reclassified out of accumulated other comprehensive income. In addition, the guidance requires an entity to present significant amounts reclassified out of accumulated other comprehensive income by line item of net income if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. Adoption of this standard is required for periods beginning after December 15, 2012 for public companies. This new guidance impacts how the Company reports comprehensive income only, and had no effect on the Company’s results of operations, financial position or liquidity upon its required adoption on January 1, 2013.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying financial information as of September 30, 2014 is unaudited. The Condensed Financial Statements included in this report reflect all adjustments (consisting only of normal recurring adjustments) that management considers necessary for the fair presentation of the results of operations for the interim periods covered and of the financial condition of the Company at the date of the interim balance sheet. The December 31, 2013 Condensed Balance Sheet was derived from audited financial statements, but does not include all disclosures required by generally accepted accounting principles in the United States of America, or GAAP. The results for interim periods are not necessarily indicative of the results for the entire year or any other interim period. The accompanying Condensed Financial Statements and related financial information should be read in conjunction with the audited financial statements and the related notes thereto for the year ended December 31, 2013 included in the Company’s prospectus filed pursuant to Rule 424(b)(4) on March 21, 2014 with the U.S. Securities and Exchange Commission (“SEC”).

Initial Public Offering

Initial Public Offering

In March 2014, the Company completed its initial public offering of shares of its common stock, or IPO, pursuant to which the Company issued 6,900,000 shares of common stock, which includes shares issued pursuant to the underwriters’ exercise of their over-allotment option, and received net proceeds of approximately $132.1 million, after underwriting discounts, commissions and offering expenses. In addition, in connection with the completion of the Company’s IPO, all convertible preferred stock converted into common stock. Effective with the closing of the IPO, the Company’s Amended and restated Certificate of Incorporation authorizes the Company to issue 50.0 million shares of common stock and 5.0 million shares of preferred stock.

Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

The accompanying financial statements have been prepared in accordance with GAAP and following the rules and regulations of the SEC for interim reporting. As permitted under those rules, certain disclosures or financial information that are normally required by GAAP can be condensed or omitted. The preparation of the accompanying financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

The Company operates in one segment. Management uses one measurement of profitability and does not segregate its business for internal reporting. All long-lived assets are maintained in the United States of America.

Reclassification

Reclassification

Certain amounts within the condensed consolidated balance sheet for the prior period have been reclassified to conform with the current period presentation. These reclassifications had no impact on the Company’s previously reported financial position.

Reverse Stock Split

Reverse Stock Split

On March 6, 2014, the Company effected a 1-for-11.5 reverse stock split of the Company’s issued and outstanding shares of common stock. The par value of the common stock was not adjusted as a result of the reverse stock split. All issued and outstanding common stock share and per share amounts included in the accompanying financial statements have been adjusted to reflect this reverse stock split for all periods presented, and the conversion ratio of the preferred stock was adjusted accordingly.